Offerings - Offering: 1	Sep. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	33.6
Maximum Aggregate Offering Price	$ 10,080,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,543.25
Offering Note

(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement on Form S-8 to which this exhibit relates also covers any additional shares of the Registrant’s Common Stock that become issuable pursuant to awards under the Genesco Inc. Third Amended and Restated 2020 Equity Incentive Plan (the “Third Amended and Restated Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of the outstanding shares of the Registrant’s Common Stock.

(2) Estimated pursuant to Rule 457(c) and 457(h) under the Securities Act for purposes of calculating the registration fee. The fee is computed based upon $33.60, which represents the average of the high and low prices per share of the Registrant’s Common Stock on September 15, 2025 as reported on the New York Stock Exchange.

(3) Pursuant to General Instruction E to Form S-8, a filing fee is only being paid with respect to the registration of the additional securities available for issuance under the Third Amended and Restated Plan.